Pension and Other Postretirement Benefit Plans - Schedule of Balances Recognized within Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial loss	$ 5.6
Balance as of December 31, 2013	$ 5.6